INCOME TAX (CREDIT)/EXPENSE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	$ (1,671)	$ (3,268)	$ 453
Corporation tax rate	(12.50%)	(12.50%)	12.50%
Federal corporation tax rate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Once-off tax credit	$ 753
Corporation tax rate	21.00%
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	$ 170	$ 1,804	$ 1,246
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	1,501	1,464	793
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	345	277	275
Net operating loss carryforwards	$ 436	$ 420	$ 417
Net operating loss period	20 Years
USA [Member] | December 31, 2033 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards	$ 3,943
USA [Member] | December 31, 2034 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards	21
USA [Member] | December 31, 2035 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards	2,021
USA [Member] | December 31, 2036 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards	$ 1,752